Note 27 - Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Financial assets at amortized cost
Trade and other receivables	8,144	7,971	7,392	20,448
Cash and cash equivalents	7,129	4,522	1,939	10,970
Restricted cash	632	1,319	-	-
Total	15,905	13,812	9,331	31,418

Financial l iabilities at amortized cost
Loans and borrowings	21,686	19,267	22,340	20,255
Trade and other payables	12,281	11,016	11,724	5,878
Total	33,967	30,283	34,064	26,133

Disclosure of detailed information about the maturity of financial liabilities [text block]
Three Months Ended June 30, 2019 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	12,281	12,281	-	-	-
Borrowings	23,397	3,859	19,538	-	-
Finance leases	1,991	692	1,077	222	-
Total	37,669	16,832	20,615	222	-
Year Ended March 31, 2019 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,016	11,016	-	-	-
Borrowings	22,480	2,556	19,924	-	-
Finance leases	290	147	143	-	-
Total	33,786	13,719	20,067	-	-
Year Ended March 31, 2018 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,724	11,724	-	-	-
Borrowings	25,896	5,498	14,111	6,287	-
Finance leases	619	291	328	-	-
Total	38,239	17,513	14,439	6,287	-